Document And Entity Information	May 05, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity Registrant Name	SYNAPTICS Inc
Entity Central Index Key	0000817720
Entity Emerging Growth Company	false
Entity File Number	000-49602
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	1109 McKay Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	904-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SYNA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1251 McKay Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131